Variable Interest Entities	12 Months Ended
Dec. 31, 2024
Variable Interest Entities
Variable Interest Entities
(8)	Variable Interest Entities

New Markets Tax Credit Entities

GCI entered into several arrangements under the New Markets Tax Credit (“NMTC”) program to help fund various projects that extended terrestrial broadband service for the first time to rural western Alaska communities via a high capacity hybrid fiber optic and microwave network. The NMTC program was provided for in the Community Renewal Tax Relief Act of 2000 (the “Act”) to induce capital investment in qualified lower income communities. The Act permits taxpayers to claim credits against their federal income taxes for up to 39% of qualified investments in the equity of community development entities (“CDEs”). CDEs are privately managed investment institutions that are certified to make qualified low-income community investments.

Each of the transactions has an investment fund, which is a special purpose entity created to effect the financing arrangement. In each of the transactions, the Company loaned money to the investment fund and a bank invested money in the investment fund. The investment fund would then contribute the funds from the Company’s loan and the bank’s investment to a CDE. The CDE, in turn, would loan the funds to the Company’s wholly owned subsidiary, Unicom, Inc. (“Unicom”) as partial financing for the projects.

The bank is entitled to substantially all of the benefits derived from the NMTCs. All of the loan proceeds to Unicom, net of syndication and arrangement fees, were restricted for use on the projects. Restricted cash of $1 million and $18 million was held by Unicom at December 31, 2024 and 2023, respectively, and is included in the Company’s combined balance sheets. The Company has completed construction of the projects partially funded by these transactions.

These transactions include put/call provisions whereby the Company may be obligated or entitled to repurchase the bank’s interest in each investment fund for a nominal amount. The Company believes that the bank will exercise the put option at the end of the compliance periods for each of the transactions resulting in the possible redemption of the investment fund shares for a nominal amount. The NMTCs are subject to 100% recapture for a period of seven years as provided in the Internal Revenue Code of 1986, as amended. The Company is required to be in compliance with various regulations and contractual provisions that apply to the NMTC arrangements. Non-compliance with applicable requirements could result in projected tax benefits not being realized by the bank. As of December 31, 2024, the Company has agreed to indemnify the bank in each of the NMTC transactions for any loss or recapture totaling $23 million until such time as its obligation to deliver tax benefits is relieved. There have been no tax credit recaptures as of December 31, 2024. The value attributed to the put/call is nominal for each of the NMTC transactions.

Redeemable Noncontrolling Interests

The Company concluded that the put provision is embedded in the noncontrolling interest (“NCI”) shares of the investment fund and is not a freestanding financial instrument. The NCI is not mandatorily redeemable as the redemption by GCI Liberty is predicated on the NCI holder exercising its put option right. Accordingly, the NCI is optionally redeemable and therefore recognized in temporary equity within the combined balance sheets.

Variable Interest Entities

The Company has determined that each of the investment funds are variable interest entities (“VIEs”). The combined financial statements of each of the investment funds include the CDEs. The ongoing activities of the VIEs – collecting and remitting interest and fees and NMTC compliance – were all considered in the initial design and are not expected to significantly affect economic performance throughout the life of the VIEs. Management considered the contractual arrangements that obligate the Company to deliver tax benefits and provide various other guarantees to the bank; the bank’s lack of a material interest in the underlying economics of the project; and the fact that the Company is obligated to absorb losses of the VIEs. The Company concluded that it is the primary beneficiary of each and combined the VIEs in accordance with the accounting standard for consolidation.

In April 2024 and December 2024, the bank exercised its put option for the NMTC transactions that were entered into in March 2017 and December 2017, respectively. The exercise of the put options resulted in the Company obtaining ownership of the investment funds. Upon obtaining ownership of the investment funds, the Company settled the loans and obtained legal ownership of the VIEs associated with those respective NMTC transactions.

The assets and liabilities of the combined VIEs were $59 million and $42 million, respectively, as of December 31, 2024 and $84 million and $59 million, respectively, as of December 31, 2023.

The assets of the VIEs serve as the sole source of repayment for the debt issued by these entities. The bank does not have recourse to the Company or its other assets, with the exception of customary representations and indemnities it has provided. The Company is not required and does not currently intend to provide additional financial support to these VIEs. While these subsidiaries are included in its combined financial statements, these subsidiaries are separate legal entities and their assets are legally owned by them and not available to the Company’s creditors.

The following table summarizes the key terms of each of the NMTC transactions:

Transaction Date	Loan to Investment Fund (in millions)	Interest Rate on Loan to Investment Fund	Maturity Date	Bank Investment (in millions)	Loan to Unicom (in millions)	Interest Rate on Loan(s) to Unicom	Expected Put Option Exercise
March 21, 2017	$6.7	1.0%	March 21, 2040	$3.3	$9.8	0.7%	March 2024(1)
December 22, 2017	$10.4	1.0%	December 22, 2047	$5.1	$14.7	0.7% to 1.2%	December 2024(2)
October 2, 2019	$4.8	1.0%	October 2, 2049	$2.2	$6.7	1.8%	October 2026
November 24, 2020	$11.5	1.0%	November 24, 2050	$4.9	$15.8	0.8%	November 2027
March 29, 2022	$13.2	1.0%	March 29, 2052	$5.6	$18.2	0.7% to 1.4%	March 2029
December 21, 2022	$5.9	1.0%	December 21, 2052	$2.6	$8.2	1.4%	December 2029
May 2, 2023	$6.4	1.3%	May 2, 2053	$2.8	$9.0	1.0%	May 2030
(1)	Exercised in April 2024 as there is an 180 day window for the put to be exercised after the seventh anniversary
(2)	Exercised in December 2024